Personnel expenses - Defined benefit pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	kr 83	kr 80	kr 40
Contributions by the employer	(7)	(7)	(7)
Pension Payments incl. special payroll tax / Benefits paid	(1)	(1)	(1)
Balance at end of the period	82	83	80
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	272	253	263
Service cost	6	6	4
Interest cost / Expected return on plan assets	5	5	6
Pension Payments incl. special payroll tax / Benefits paid	(9)	(8)	(9)
Actuarial (gains) and losses, effect due to changed demographic assumptions			(59)
Actuarial (gains) and losses, effect due to changed financial assumptions	12	25	46
Actuarial (gains) and losses, effect due to experience based outcome	(9)	(9)	2
Balance at end of the period	277	272	253
Plan assets
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	(189)	(173)	(223)
Interest cost / Expected return on plan assets	(3)	(4)	(5)
Contributions by the employer	(7)	(7)	(7)
Pension Payments incl. special payroll tax / Benefits paid	8	7	8
Other			54
Return on plan assets excluding interest income	(4)	(12)	0
Balance at end of the period	(195)	(189)	kr (173)
Expected contribution from the employer	5	6
Expected compensation paid	kr 7	kr 9